Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Assets - Significant Observable Inputs Used In Fair Value Measurement Of Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 698,690,000,000	€ 676,689,000,000	€ 690,059,000,000
Financial Assets Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	70,045,000,000	62,983,000,000
Financial Assets Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,508,000,000	€ 404,000,000
Financial Assets Held For Trading [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Main Observable Inputs		- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates
Main Unobservable Inputs		- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	32,321,000,000	€ 28,642,000,000
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,285,000,000	€ 60,000,000
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services	- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 8,178,000,000	€ 7,494,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 55,000,000	€ 199,000,000
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active markets prices	- Issuer´s credit risk - Current market interest rates - Non active markets prices
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates	- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 0	€ 0
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 59,000,000	€ 60,000,000
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Present-value method	Comparable pricing (Observable price in a similar market) Present-value method
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV not published	- NAV provided by the administrator of the funds
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 29,546,000,000	€ 26,846,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 109,000,000	€ 85,000,000
Financial Assets Held For Trading [Member] | Derivatives [Member] | Interest Rate Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant Maturity Swaps: SABR	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Beta - Implicit correlations between tenors - interest rates volatility	- Beta - Implicit correlations between tenors - interest rates volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Equity Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Financial Assets Held For Trading [Member] | Derivatives [Member] | Foreign Exchange And Gold Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Financial Assets Held For Trading [Member] | Derivatives [Member] | Credit Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Commodities Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and discounted cash flows	Commodities: Momentum adjustment and discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 92,000,000	€ 78,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,160,000,000	1,929,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	0	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,038,000,000	€ 1,778,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Specific liquidation criteria regarding losses of the EPA proceedings PD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows	-Present-value method (Discounted future cash flows) Specific criteria for the liquidation of losses established by the EPA protocol
Main Unobservable Inputs	- Prepayment rates - Business plan of the underlying asset, WACC, macro scenario - Property valuation	- Prepayment rates - Issuer credit risk - Recovery rates - PD and LGD
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 91,000,000	€ 71,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 19,000,000	€ 76,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer credit risk - Current market interest rates	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates	- Prepayment rates - Issuer credit risk - Recovery rates
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,000,000	€ 8,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 103,000,000	€ 75,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Present-value method	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs	- NAV provided by the administrator of the fund	- Prepayment rates - Issuer credit risk - Recovery rates
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 9,203,000,000	€ 9,323,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,084,000,000	1,190,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	9,057,000,000	9,211,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 604,000,000	€ 711,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active market prices	- Issuer´s credit risk - Current market interest rates - Non active market prices
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates	- Prepayment rates - Issuer credit risk - Recovery rates
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 146,000,000	€ 113,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 480,000,000	€ 479,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Present-value method	Comparable pricing (Observable price in a similar market) Present-value method
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV provided by the administrator of the fund	- NAV provided by the administrator of the fund
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,685,000,000	€ 2,882,000,000
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 0	€ 3,000,000
Derivatives Hedge accounting [Member] | Interest Rate Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant maturity Swaps: SABR	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate Options: Black, Hull-White y LGM Constant maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Equity Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Momentum adjustment	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Credit Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Commodities Hedge [Member] | Total Member
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and Discounted cash flows	Commodities: Momentum adjustment and Discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations